Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
At beginning of year	£ 65	£ 143
Exchange differences	(4)	8
Acquisition of investments	3	6
Fair value movements	13
Disposal of investments		(92)
At end of year	£ 77	£ 65